Consolidated income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net interest income		$ 16,911	$ 18,264
– interest income		55,372	46,955
– interest expense		(38,461)	(28,691)
Net fee income		6,200	6,085
– fee income		8,158	7,947
– fee expense		(1,958)	(1,862)
Net income from financial instruments held for trading or managed on a fair value basis	[1]	10,516	8,112
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		2,376	4,304
Insurance finance expense		(2,486)	(4,234)
Insurance service result		662	524
– insurance service revenue		1,310	1,104
– insurance service expense		(648)	(580)
Gain on acquisition	[2]	0	1,507
Net gain/(impairment) on sale of business operations	[3]	3,256	2,130
Other operating (expense)/income		(143)	184
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[4]	37,292	36,876
Change in expected credit losses and other credit impairment charges		(1,066)	(1,345)
Net operating income		36,226	35,531
Employee compensation and benefits		(9,192)	(8,954)
General and administrative expenses		(5,135)	(4,912)
Depreciation and impairment of property, plant and equipment and right-of-use assets		(867)	(782)
Amortisation and impairment of intangible assets		(1,102)	(809)
Total operating expenses		(16,296)	(15,457)
Operating profit		19,930	20,074
Share of profit in associates and joint ventures		1,626	1,583
Profit before tax		21,556	21,657
Tax expense		(3,891)	(3,586)
Profit after tax		17,665	18,071
Attributable to:
– ordinary shareholders of the parent company		16,586	16,966
– other equity holders		526	542
– non-controlling interests		553	563
Profit after tax		$ 17,665	$ 18,071
Basic earnings per ordinary share (in dollars per share)		$ 0.89	$ 0.86
Diluted earnings per ordinary share (in dollars per share)		$ 0.88	$ 0.86

[1]	Includes a $255m gain (1H23: $284m loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada.
[2]	Gain recognised in respect of the acquisition of SVB UK..
[3]	In the first half of 2024, a gain of $4.6bn inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses on the sale of our banking business in Canada, and an impairment loss of $1.2bn relating to the planned sale of our business in Argentina was recognised.
In the first quarter of 2023, the $2.1bn reversal of the held for sale classification was recognised relating to the sale of our retail banking operations in France.

[4]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.